Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Company’s Financial Assets and Liabilities Measured at Fair Value

As of December 31, 2025 and 2024, the Company’s financial assets and liabilities measured at fair value on a recurring basis, were as follows (in thousands):

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Digital assets (Bitcoin)	$1,445	$—	$—	$1,445
Liabilities:
Convertible notes due to related parties held at fair value	$—	$—	$4,160	$4,160
Loans payable	—	—	7,877	7,877
Warrant liabilities - Private Placement Warrants	—	—	277	277
Warrant liabilities - Representative’s Warrants	—	—	21	21
Total liabilities measured at fair value	$—	$—	$12,335	$12,335

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes due to related party held at fair value	$—	$—	$2,234	$2,234
Total liabilities measured at fair value	$—	$—	$2,234	$2,234

Schedule of Inputs into the Monte Carlo Simulation Model for the Warrant Liabilities	No fractional warrants will be issued and only whole warrants will trade.
	December 31, 2025	July 11, 2025
Input
Risk-free interest rate	3.79%	4.00%
Expected term (years)	4.53	5.00
Expected volatility	139.20%	42.00%
Exercise price	$862.50	$862.50
Fair value of Common stock	$7.86	$187.50

The key inputs into the Monte Carlo simulation model for the Loans Payable were as follows at December 31, 2025 and July 11, 2025:

	December 31, 2025	July 11, 2025
Input
Risk-free interest rate	3.48%	4.00%
Expected term (years)	1.03	1.50
Expected volatility	68.30%	82.70%
Fair value of Common stock	$0.10	$2.50

Schedule of Financial Instruments that are Measured at Fair Value on a Recurring Basis

The following table provides a summary of the changes in the fair value of the Company’s Level 3 warrant liabilities that are measured at fair value on a recurring basis for the year ended December 31, 2025 (in thousands):

	Private Placement Warrants	Representative’s Warrants	Total Level 3 Warrant liabilities
Fair value at January 1, 2025	$—	$—	$—
Assumption of warrant liabilities	1,107	86	1,193
Change in fair value of warrant liabilities	(830)	(65)	(895)
Fair value at December 31, 2025	$277	$21	$298

Schedule of Fair Value of the Company’s Level 3 Related Party Convertible Debt Payable

The following table provides a summary of the changes in the fair value of the Company’s Level 3 Related Party Convertible Notes Payable for the years ended December 31, 2025 and 2024 (in thousands):

	Tasly Convertible Note - Related Party	Related Party Convertible Promissory Note	Total Level 3 Related Party Convertible Notes
Fair value as of January 1, 2025	$2,234	$—	$2,234
Assumption of related party convertible note upon closing of the Business Combination	—	2,162	2,162
Loss (Gain) on change in the fair value of related party convertible notes	56	(242)	(186)
Repayment of debt	—	(50)	(50)
Fair value as of December 31, 2025	$2,290	$1,870	$4,160

Tasly Convertible Note - Related Party
Fair value as of January 1, 2024	$1,714
Issuance of Tasly Convertible Notes	16
Accrued stated interest	193
Loss on change in the fair value of Tasly convertible note	311
Fair value as of December 31, 2024	$2,234

Schedule of Changes in the Fair Value of the Company’s Level 3 Related Party Loan Payable

The following table provides a summary of the changes in the fair value of the Company’s Level 3 loans payable for the year ended December 31, 2025 (in thousands):

Loans Payable
Fair value as of January 1, 2025	$—
Proceeds Received	11,000
Repayments of debt	(1,920)
Conversion of debt to equity	(4,497)
Loss on change in the fair value of convertible note	3,294
Fair value as of December 31, 2025	$7,877